Carillon Chartwell Mid Cap Value Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Aerospace & Defense - 5.7%
CAE, Inc. (a)	25,782	$633,980
L3Harris Technologies, Inc.	2,672	559,276
		1,193,256

Banks - 4.5%
First Horizon Corp.	18,810	365,290
M&T Bank Corp.	1,389	248,284
Pinnacle Financial Partners, Inc.	3,201	339,434
		953,008

Building Products - 1.4%
Advanced Drainage Systems, Inc.	2,758	299,657

Chemicals - 1.9%
FMC Corp.	9,651	407,176

Consumer Finance - 1.4%
Synchrony Financial	5,740	303,876

Consumer Staples Distribution & Retail - 3.0%
Dollar Tree, Inc. (a)	8,318	624,432

Containers & Packaging - 2.6%
Crown Holdings, Inc.	6,214	554,662

Electrical Equipment - 2.0%
Regal Rexnord Corp.	3,623	412,479

Electronic Equipment, Instruments & Components - 4.5%
Keysight Technologies, Inc. (a)	3,053	457,248
Littelfuse, Inc.	2,483	488,505
		945,753

Energy Equipment & Services - 2.3%
Baker Hughes Co.	11,032	484,856

Entertainment - 1.8%
Electronic Arts, Inc.	2,669	385,724

Financial Services - 2.1%
Global Payments, Inc.	4,512	441,815

Food Products - 1.7%
Tyson Foods, Inc. - Class A	5,451	347,828

Ground Transportation - 2.4%
Norfolk Southern Corp.	2,135	505,675

Health Care Equipment & Supplies - 4.4%
Align Technology, Inc. (a)	1,871	297,227
Globus Medical, Inc. - Class A (a)	4,113	301,071
Hologic, Inc. (a)	5,184	320,216
		918,514

Health Care Providers & Services - 3.6%
Humana, Inc.	1,621	428,917
Quest Diagnostics, Inc.	1,991	336,877
		765,794

Hotels, Restaurants & Leisure - 4.8%
Expedia Group, Inc.	2,746	461,603
Restaurant Brands International, Inc.	8,214	547,381
		1,008,984

Insurance - 5.0%
The Allstate Corp.	2,350	486,614
The Hanover Insurance Group, Inc.	3,209	558,206
		1,044,820

IT Services - 2.3%
Cognizant Technology Solutions Corp. - Class A	6,349	485,698

Leisure Products - 1.9%
Brunswick Corp.	7,261	391,005

Life Sciences Tools & Services - 2.0%
Avantor, Inc. (a)	26,016	421,719

Machinery - 10.0%
CNH Industrial NV	37,129	455,944
Gates Industrial Corp. PLC (a)	34,516	635,440
Stanley Black & Decker, Inc.	4,772	366,871
The Middleby Corp. (a)	4,231	643,027
		2,101,282

Multi-Utilities - 8.2%
Ameren Corp.	6,009	603,303
CMS Energy Corp.	7,842	589,013
Public Service Enterprise Group, Inc.	6,390	525,897
		1,718,213

Office REITs - 2.0%
Cousins Properties, Inc.	14,105	416,097

Oil, Gas & Consumable Fuels - 4.5%
Diamondback Energy, Inc.	2,011	321,519
Expand Energy Corp.	5,641	627,956
		949,475

Real Estate Management & Development - 2.0%
Jones Lang LaSalle, Inc. (a)	1,656	410,539

Residential REITs - 2.2%
Mid-America Apartment Communities, Inc.	2,758	462,186

Retail REITs - 2.5%
Brixmor Property Group, Inc.	20,006	531,159

Specialized REITs - 2.0%
SBA Communications Corp.	1,952	429,460

Specialty Retail - 2.8%
AutoZone, Inc. (a)	154	587,168
TOTAL COMMON STOCKS (Cost $17,221,028)		20,502,310

TOTAL INVESTMENTS - 97.5% (Cost $17,221,028)		20,502,310
Other Assets in Excess of Liabilities - 2.5%		526,001
TOTAL NET ASSETS - 100.0%		$21,028,311
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Carillon Chartwell Mid Cap Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$20,502,310	$–	$–	$20,502,310
Total Investments	$20,502,310	$–	$–	$20,502,310

Refer to the Schedule of Investments for further disaggregation of investment categories.